DEFERRED REVENUE	12 Months Ended
Dec. 31, 2016
DEFERRED REVENUE [Abstract]
DEFERRED REVENUE
21.	Deferred revenue

Deferred revenue represents cash payments received from a customer in advance of the delivery of PV modules. Revenue is recognized when the conditions for revenue recognition have been met. The deferred revenue is non-refundable unless the Group fails to fulfill the terms of the sales contract.